WARRANTY LIABILITIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Guarantees and Product Warranties [Abstract]
Warranty liability current and non current	$ 38,843	$ 101,587	$ 38,843	$ 101,587	$ 36,833	$ 83,284	$ 82,353
Warranty liability current	32,004	82,030	32,004	82,030	30,023	69,010
Warranty liability non current	6,839	19,557	6,839	19,557	6,810	14,274
Net reversal of warranty expense			(2,169)	(18,645)	$ 45,993	(40,724)
Product warranty, description					For products sold in Europe, which are subject to a two-year warranty period, the Company’s estimate incorporates expected claims over the remaining coverage period through 2027.
Warranty claim costs			159	342	$ 458	39,793
Warranty expense	$ 669	$ 9,219	$ 2,168	$ 18,644		$ 40,724